LONG -TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2024
LONG-TERM LOAN
Schedule of long term debt

	As of December 31,
	2024	2023
Financial liabilities	$1,570,298	$2,431,064
Less: current portion	(867,772)	(817,485)
Long-term Financial liabilities	702,526	1,613,579
Long-term Bank borrowings	2,740,000	—
Total long-term loan	$3,442,526	$1,613,579

Schedule of long-term bank loans

		Guarantors/	Effective	Issuance	Expiration	Amount-
Lender	Company	Collateral	Interest Rate	Date	Date	RMB	Amount-US$
Bank of China	Baide Suzhou	Nanjing Changcheng/ Baide capital	3.10%	December 18, 2024	December 17, 2027	20,000,000	2,740,000

Schedule of long term debt maturities

Future loan payments under long-term loan as of December 31, 2024 were as follows:

Years ending December 31,
2025 Financial liabilities payment	$977,829
2026 Financial liabilities payment	733,386
Total Financial liabilities payments	$1,711,215
Less: Financial liabilities imputed interest	(140,917)
Total Financial liabilities payment	$1,570,298
Less: Financial liabilities - long term portions	(702,526)
Financial liabilities payment – current portions	$867,772
2027 Long-term Bank borrowings repayment	$2,740,000